Interim Condensed Statements of Operations - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Operating expenses:
Research and development (of which $295, $103, $208 and $228 are with related parties in June 30, 2025 and 2024, December 31, 2024, and 2023, respectively)	$ 289		$ 168		$ 335		$ 567
General and administrative (of which $286, $149, $307, and $288 are with related parties in June 30, 2025 and 2024, December 31, 2024, and 2023, respectively)	528		315		743		580
Total operating expenses	817		483		1,078		1,147
Operating loss from continuing operations	(817)		(483)		(1,078)		(1,147)
Interest expense (of which $0, $12, $17 and $27 are with related parties in June 30, 2025 and 2024, December 31, 2024, and 2023, respectively)			(18)		(29)		(49)
Change in fair value of convertible securities	(326)		(379)		(443)		219
Other expense, net	(51)		(5)		(2)		(28)
Loss from continuing operations	(1,194)		(885)		(1,552)		(1,005)
Net income (loss) from discontinued operations	(58)		14		20		(46)
Net loss	$ (1,252)		$ (871)		$ (1,532)		$ (1,051)
Loss per share attributable to shareholders:
Basic	$ (0.17)		$ (0.13)		$ (0.22)		$ (0.15)
Diluted	$ (0.17)		$ (0.13)		$ (0.22)		$ (0.20)
Weighted average Ordinary Shares outstanding – basic	7,362,906	[1],[2]	6,889,708	[1],[2]	7,027,725	[3]	6,889,708	[3]
Weighted average Ordinary Shares outstanding – diluted	7,362,906	[1],[2]	6,889,708	[1],[2]	7,027,725	[3]	7,057,820	[3]

[1]	After giving effect to the forward share split, see also Note 2(c)
[2]	After giving effect to the forward share split, see also Note 2(c).
[3]	After giving effect to the forward share split, see also Note 7(d).